CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 115		$ 44
Ordinary shares, par value per share		20.00		20.00
Ordinary shares, shares authorized	10,000,000	10,000,000	7,000,000	7,000,000
Ordinary shares, shares issued	4,467,924	4,467,924	2,752,517	2,752,517
Ordinary shares, shares outstanding	4,467,924	4,467,924	2,752,517	2,752,517